Note 15 - Capital Management	3 Months Ended
Jan. 31, 2023
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
15.	Capital management:

a) Overview:

The Bank’s policy is to maintain a strong capital base so as to retain investor, creditor and market confidence as well as to support the future growth and development of the business. The impact of the level of capital held on shareholders’ return is an important consideration, and the Bank recognizes the need to maintain a balance between the higher returns that may be possible with greater leverage and the advantages and security that may be afforded by a more robust capital position.

OSFI sets and monitors capital requirements for the Bank. Capital is managed in accordance with policies and plans that are regularly reviewed and approved by the Board of Directors and that take into account, amongst other items, forecasted capital requirements and current and anticipated financial market conditions.

The goal is to maintain adequate regulatory capital for the Bank to be considered well capitalized, protect consumer deposits and provide capacity to support organic growth as well as to capitalize on strategic opportunities that do not otherwise require accessing the public capital markets, all the while providing a satisfactory return to shareholders. The Bank’s regulatory capital is comprised of share capital, retained earnings and unrealized gains and losses on fair value through other comprehensive income securities (Common Equity Tier 1 capital), preferred shares (Additional Tier 1 capital) and subordinated notes (Tier 2 capital).

The Bank monitors its capital adequacy and related capital ratios on a daily basis and has policies setting internal targets and thresholds for its capital ratios. These capital ratios consist of the leverage ratio and the risk-based capital ratios.

The Bank makes use of the Standardized Approach for credit risk as prescribed by OSFI and, therefore, may include eligible ECL allowance amounts in its Tier 2 capital, up to a maximum of 1.25% of its credit risk-weighted assets calculated under the Standardized Approach.

During the three month period ended January 31, 2023, there were no material changes in the Bank’s management of capital.

b)	Risk-based capital ratios:

The Basel Committee on Banking Supervision has published the Basel III rules on capital adequacy and liquidity (“Basel III”). OSFI requires that all Canadian banks must comply with the Basel III standards on an “all-in” basis for the purpose of determining their risk-based capital ratios. Required minimum regulatory capital ratios are a 7.0% Common Equity Tier 1 capital ratio (“CET1”), an 8.5% Tier 1 capital ratio and a 10.5% total capital ratio, all of which include a 2.50% capital conservation buffer.

OSFI also requires banks to measure capital adequacy in accordance with guidelines for determining risk- adjusted capital and risk-weighted assets including off-balance sheet credit instruments as specified in the Basel III regulations. Based on the deemed credit risk for each type of asset, both on and off-balance sheet assets of the Bank are assigned a weighting ranging between 0% to 150% to determine the Bank’s risk- weighted equivalent assets and its risk-based capital ratios.

The Bank’s risk-based capital ratios are calculated as follows:

(thousands of Canadian dollars)
	January 31	October 31
	2023	2022

Common Equity Tier 1 (CET1) capital
Directly issued qualifying common share capital	$218,865	$225,982
Contributed surplus	1,955	1,612
Retained earnings	116,638	109,335
Accumulated other comprehensive income	72	99
CET1 before regulatory adjustments	337,530	337,028
Regulatory adjustments applied to CET1	(11,119)	(11,371)
Common Equity Tier 1 capital	$326,411	$325,657

Additional Tier 1 capital
Directly issued qualifying Additional Tier 1 instruments	$13,647	$13,647
Total Tier 1 capital	$340,058	$339,304

Tier 2 capital
Directly issued Tier 2 capital instruments	$105,125	$107,367
Tier 2 capital before regulatory adjustments	105,125	107,367
Eligible stage 1 and stage 2 allowance	2,289	1,904
Total Tier 2 capital	$107,414	$109,271
Total regulatory capital	$447,472	$448,575
Total risk-weighted assets	$2,917,048	$2,714,902
Capital ratios
CET1 capital ratio	11.19%	12.00%
Tier 1 capital ratio	11.66%	12.50%
Total capital ratio	15.34%	16.52%

As at January 31, 2023 and October 31, 2022, the Bank exceeded all of the minimum Basel III regulatory capital requirements prescribed by OSFI.

c)	Leverage ratio:

The leverage ratio, which is prescribed under the Basel III Accord, is a supplementary measure to the risk-based capital requirements and is defined as the ratio of Tier 1 capital to the Bank’s total exposures. The Basel III minimum leverage ratio is 3.0%. The Bank’s leverage ratio is calculated as follows:

(thousands of Canadian dollars)
	January 31	October 31
	2023	2022

On-balance sheet assets	$3,531,690	$3,265,998
Assets amounts adjusted in determining the Basel III
Tier 1 capital	(11,119)	(11,371)
Total on-balance sheet exposures	3,520,571	3,254,627

Total off-balance sheet exposure at gross notional amount	$404,883	$443,124
Adjustments for conversion to credit equivalent amount	(232,402)	(251,101)
Total off-balance sheet exposures	172,481	192,023

Tier 1 capital	340,058	339,304
Total exposures	3,693,052	3,446,650

Leverage ratio	9.21%	9.84%

As at January 31, 2023 and October 31, 2022, the Bank was in compliance with the leverage ratio prescribed by OSFI.